Note 19 - Condensed financial information of the parent company: Condensed Balance Sheet (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash	$ 6,624,600	$ 8,968,814
Restricted cash	19,129	503,544	$ 0
Prepayments, net	594,705	726,991
Other receivables and other current assets, net	345,402	507,523
Total current assets	18,699,634	19,770,427
Other Assets, Noncurrent
Total non-current assets	10,812,609	10,137,476
Total assets	29,512,243	29,907,903
SHAREHOLDERS' EQUITY
Additional paid-in capital	3,103,802	3,135,124
Retained earnings	15,037,127	15,050,543
Accumulated other comprehensive loss	(22,020)	(1,012,187)
Total shareholders' equity	18,034,522	17,260,277	15,714,440	$ 14,843,680
Total liabilities and shareholders' equity	29,512,243	29,907,903
Common Class A
SHAREHOLDERS' EQUITY
Ordinary Shares, Value	1,179	1,179
Total shareholders' equity	1,179	1,179	1,044	1,044
Common Class B
SHAREHOLDERS' EQUITY
Ordinary Shares, Value	456	456
Total shareholders' equity	456	456	456	$ 456
Parent Company
CURRENT ASSETS
Cash	159,663	2,057,850
Restricted cash	0	503,544	$ 0
Prepayments, net	0	23,625
Other receivables and other current assets, net	0	16,000
Loans to subsidiaries	1,730,000	31,198
Total current assets	1,889,663	2,632,217
Other Assets, Noncurrent
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	16,479,643	14,791,659
Total non-current assets	16,479,643	14,791,659
Total assets	18,369,306	17,423,876
SHAREHOLDERS' EQUITY
Additional paid-in capital	3,103,802	3,135,124
Retained earnings	15,285,889	15,299,304
Accumulated other comprehensive loss	(22,020)	(1,012,187)
Total shareholders' equity	18,369,306	17,423,876
Total liabilities and shareholders' equity	18,369,306	17,423,876
Parent Company | Common Class A
SHAREHOLDERS' EQUITY
Ordinary Shares, Value	1,179	1,179
Parent Company | Common Class B
SHAREHOLDERS' EQUITY
Ordinary Shares, Value	$ 456	$ 456